Consolidated Statements of Income (Loss) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Statement
Revenues	$ 247,320	$ 217,809
Cost of sales	(16,646)	(16,076)
Depletion	(56,393)	(51,355)
Gross profit	174,281	150,378
Other operating expenses
General and administrative	(32,829)	(20,216)
Business development	(6,179)	(5,375)
Impairment of royalty and stream interests	(47,619)	(1,818)
Operating income	87,654	122,969
Interest income	6,831	9,767
Finance costs	(18,946)	(22,339)
Foreign exchange gain	1,603	20,146
Share of income (loss) of associates	7,925	(1,863)
Other losses, net	(120,153)	(15,557)
(Loss) earnings before income taxes	(35,086)	113,123
Income tax expense	(13,257)	(27,838)
Net (loss) earnings from continuing operations	(48,343)	85,285
Net loss from discontinued operations	0	(268,475)
Net loss	(48,343)	(183,190)
Net loss attributable to:
Osisko Gold Royalties Ltd's shareholders	(48,343)	(118,754)
Non-controlling interests	$ 0	$ (64,436)
Net (loss) earnings per share from continuing operations attributable to Osisko Gold Royalties Ltd's shareholders
Net (loss) earnings per share from continuing operations - Basic	$ (0.26)	$ 0.47
Net (loss) earnings per share from continuing operations - Diluted	(0.26)	0.47
Net loss per share attributable to Osisko Gold Royalties Ltd's shareholders
Net loss per share - Basic	(0.26)	(0.66)
Net loss per share - Diluted	$ (0.26)	$ (0.66)